Unaudited Condensed Consolidated Statements of Income and Comprehensive Income - USD ($)		6 Months Ended
		Sep. 30, 2022	Sep. 30, 2021
Total revenues		$ 5,157,408	$ 3,210,765
Expenses
Commission expenses		1,737,516	1,514,176
Compensation and benefits		487,974	288,583
Communications and technology		309,600	213,921
Occupancy		62,461	60,986
Travel and business development		125,704	24,440
Professional fees		524,574	177,938
Other administrative expenses		71,396	21,413
Total expenses		3,319,225	2,301,457
Income before income taxes		1,838,183	909,308
Income tax expenses			42,865
Net income		1,838,183	866,443
Other comprehensive loss
Total foreign currency translation adjustment		(14,800)	(9,228)
Total comprehensive income		$ 1,822,383	$ 857,215
Earnings per share:
Basic and diluted (in Dollars per share)	[1]	$ 0.06	$ 0.03
Weighted average number of common shares outstanding:
Basic and Diluted (in Shares)	[1]	33,280,055	30,000,000
Futures Brokerage Commissions
Total revenues		$ 2,639,572	$ 2,432,281
Structure Note Subscription Fees
Total revenues		2,369,296	978,126
Other Service Revenues
Total revenues		56,778	295,528
Trading (Losses) Gains
Total revenues		6,098	(497,476)
Interest Income and Other
Total revenues		$ 85,664	$ 2,306

[1]	Retrospectively restated for effect of share reorganization (see Note 7).